Annual Fund Operating Expenses	May 28, 2026
Corgi All World 2x Daily ETF | Corgi All World 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi Brazil 2x Daily ETF | Corgi Brazil 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi China 2x Daily ETF | Corgi China 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Chinese Internet 2x Daily ETF | Corgi Chinese Internet 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Emerging Markets 2x Daily ETF | Corgi Emerging Markets 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Europe Equities 2x Daily ETF | Corgi Europe Equities 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Ex-U.S. Equities 2x Daily ETF | Corgi Ex-U.S. Equities 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi India 2x Daily ETF | Corgi India 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Large-Cap 2x Daily ETF | Corgi U.S. Large-Cap 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi U.S. Mega-Cap Growth 2x Daily ETF | Corgi U.S. Mega-Cap Growth 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Mid-Cap 2x Daily ETF | Corgi U.S. Mid-Cap 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Small-Cap 2x Daily ETF | Corgi U.S. Small-Cap 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi South Korea 2x Daily ETF | Corgi South Korea 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Taiwan 2x Daily ETF | Corgi Taiwan 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Consumer Discretionary 2x Daily ETF | Corgi U.S. Consumer Discretionary 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Consumer Staples 2x Daily ETF | Corgi U.S. Consumer Staples 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Biotech 2x Daily ETF | Corgi U.S. Biotech 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Energy 2x Daily ETF | Corgi U.S. Energy 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Total U.S. Market 2x Daily ETF | Corgi Total U.S. Market 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Financials 2x Daily ETF | U.S. Financials 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Growth 2x Daily ETF | Corgi U.S. Growth 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Healthcare 2x Daily ETF | Corgi U.S. Healthcare 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Industrials 2x Daily ETF | Corgi U.S. Industrials 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Infrastructure 2x Daily ETF | Corgi U.S. Infrastructure 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Corgi U.S. Materials 2x Daily ETF | Corgi U.S. Materials 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Micro-Cap 2x Daily ETF | Corgi U.S. Micro-Cap 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
U.S. Real Estate 2x Daily ETF | U.S. Real Estate 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Regional Banks 2x Daily ETF | Corgi U.S. Regional Banks 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Semiconductors 2x Daily ETF | Corgi U.S. Semiconductors 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Technology 2x Daily ETF | Corgi U.S. Technology 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. Utilities 2x Daily ETF | Corgi U.S. Utilities 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi All Commodities 2x Daily ETF | Corgi All Commodities 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi AI Cybersecurity 2x Daily ETF | Corgi Aerospace & Commercial Aviation 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi AI Cybersecurity 2x Daily ETF | Corgi AI Cybersecurity 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Battery Energy Storage Systems 2x Daily ETF | Corgi Battery Energy Storage Systems 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Bay Area Based 2x Daily ETF | Corgi Bay Area Based 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Corgi Beauty, Skincare & Aesthetics 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Coffee & Energy Drinks 2x Daily ETF | Corgi Coffee & Energy Drinks 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Crypto Infrastructure 2x Daily ETF | Corgi Crypto Infrastructure 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Data And Surveillance 2x Daily ETF | Corgi Data And Surveillance 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Genomics & Precision Medicine 2x Daily ETF | Corgi Genomics & Precision Medicine 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi High Voltage Grid Equipment 2x Daily ETF | Corgi High Voltage Grid Equipment 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Lifestyle Brands 2x Daily ETF | Corgi Lifestyle Brands 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Longevity Consumer 2x Daily ETF | Corgi Longevity Consumer 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Mag 7 2x Daily ETF | Corgi Mag 7 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Corgi Natural Gas Power & Turbines 2x Daily ETF | Corgi Natural Gas Power & Turbines 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi NYC Based 2x Daily ETF | Corgi NYC Based 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi Ports, Rail & Freight 2x Daily ETF | Corgi Ports, Rail & Freight 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Robots & Humanoids 2x Daily ETF | Corgi Robots & Humanoids 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Shipping & Global Logistics 2x Daily ETF | Shipping & Global Logistics 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Sports Betting & Gambling 2x Daily ETF | Corgi Sports Betting & Gambling 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Travel And Leisure 2x Daily ETF | Corgi Travel And Leisure 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi U.S. War Machine 2x Daily ETF | Corgi Buy Now Pay Later 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Buy Now Pay Later 2x Daily ETF | Corgi Buy Now Pay Later 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Space & Satellite Communications 2x Daily ETF | Corgi Space & Satellite Communications 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi IP Licensing & Royalties 2x Daily ETF | Corgi IP Licensing & Royalties 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Drones & Urban Air Mobility 2x Daily ETF | Corgi Drones & Urban Air Mobility 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi AGIX 2x Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Lithography & Semiconductor Photonics 2x Daily ETF | C000273349 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi Quantum Computing 2x Daily ETF | Corgi Quantum Computing 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]

[1]	Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[2]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.